Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares HKD ($) shares	Shares subscription receivable HKD ($)	Additional paid-in capital HKD ($)	Retained earnings HKD ($)	Accumulated other comprehensive income HKD ($)	HKD ($)	USD ($)
Balance at Mar. 31, 2022	$ 78,498	$ (78,498)	$ 9,000	$ 18,742,733		$ 18,751,733	$ 2,394,093
Balance (in Shares) at Mar. 31, 2022	19,200,000
Net income				6,027,651		6,027,651	767,862
Foreign currency translation					12,562	12,562	(3,707)
Balance at Mar. 31, 2023	$ 78,498	(78,498)	9,000	24,770,384	12,562	24,791,946	3,158,248
Balance (in Shares) at Mar. 31, 2023	19,200,000
Net income				5,262,779		5,262,779	672,481
Cumulative- effect of adoption				315,328		315,328	40,293
Dividend payments				(7,830,000)		(7,830,000)	(1,000,000)
Foreign currency translation					(13,634)	(13,634)	7,423
Balance at Mar. 31, 2024	$ 78,498	(78,498)	9,000	22,518,491	(1,072)	22,526,419	2,878,445
Balance (in Shares) at Mar. 31, 2024	19,200,000
Net income				6,248,511		6,248,511	803,159
Dividend payments				(4,680,000)		(4,680,000)	(600,000)
Foreign currency translation					(1,302)	(1,302)	15,303
Balance at Mar. 31, 2025	$ 78,498	$ (78,498)	$ 9,000	$ 24,087,002	$ (2,374)	$ 24,093,628	$ 3,096,907
Balance (in Shares) at Mar. 31, 2025	19,200,000